Exhibit 99.1

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets that Were Subject of Demand			Assets that Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute[1]			Demand Withdrawn			Demand Rejected
Asset Class: RMBS
			#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance
Normandy Mortgage Loan Trust, Series 2013-8

CIK # Not Applicable

		CitiMortgage	921	$146,448,656.21	100.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	1	$33,764.72	0.02%	0	$0.00	0.00%	0	$0.00	0.00%
Total			921	$146,448,656.21	100.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	1	$33,764.72	0.02%	0	$0.00	0.00%	0	$0.00	0.00%

¹ As disclosed in Q12014 filing and herein one (1) asset is in Dispute. The seller and purchaser continue to work towards resolution.

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets that Were Subject of Demand			Assets that Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute[1]			Demand Withdrawn			Demand Rejected
Asset Class: RMBS
			#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance
Normandy Mortgage Loan Trust, Series 2013-9

CIK # Not Applicable

		CitiCorp	1,189	$107,558,401.88	100.00%	0	$0.00	0.00%	0	$0	0.00%	0	$0.00	0.00%	1	$106,934.04	0.10%	0	$0.00	0.00%	0	$0.00	0.00%
Total			1,189	$107,558,401.88	100.00%	0	$0.00	0.00%	0	$0	0.00%	0	$0.00	0.00%	1	$106,934.04	0.10%	0	$0.00	0.00%	0	$0.00	0.00%

¹ As disclosed in Q12014 filing and herein one (1) asset is in Dispute. The seller and purchaser continue to work towards resolution.

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets that Were Subject of Demand			Assets that Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute[1]			Demand Withdrawn			Demand Rejected
Asset Class: RMBS
			#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance
Normandy Mortgage Loan Trust, Series 2013-10

CIK # Not Applicable

		JPMorgan	456	$142,847,158.67	100.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	2	$471,197.68	0.38%	0	$0.00	0.00%	0	$0.00	0.00%
Total			456	$142,847,158.67	100.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	2	$471,197.68	0.38%	0	$0.00	0.00%	0	$0.00	0.00%

¹	As disclosed in Q42013 filing one (1) asset was Pending Repurchase or Replacement and as disclosed in Q12014 filing one (1) asset was also Pending Repurchase or Replacement. As reported herein the two (2) assets are now outside of the cure period and therefore being reported in Dispute. The seller and purchaser continue to work towards resolution.

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets that Were Subject of Demand[1]			Assets that Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)[1]			Demand in Dispute			Demand Withdrawn			Demand Rejected
Asset Class: RMBS
			#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance
Normandy Mortgage Loan Trust, Series 2013-18

CIK # Not Applicable

		JPMorgan	995	$343,498,447.73	100.00%	2	$384,082.77	0.12%	0	$0.00	0.00%	2	$384,082.77	0.12%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
Total			995	$343,498,447.73	100.00%	2	$384,082.77	0.12%	0	$0.00	0.00%	2	$384,082.77	0.12%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%

¹	As disclosed herein two (2) assets were Subject of Demand and were Pending Repurchase or Replacement during the 3-month period ending 6/30/2014.